Interest and Investment Income, Net (Tables)	12 Months Ended
Dec. 31, 2020
Other Income And Expenses [Abstract]
Summary of Interest and Investment Income, Net
Interest and investment income, net consists of the following:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Unrealized investment income of short-term investments	—	—	45,478,742	6,969,922
Realized investment income of short-term investments	11,282,694	4,108,597	35,892,481	5,500,764
Investment income of long-term investments	—	—	4,472,410	685,427
Interest income	35,776,919	44,117,299	27,405,264	4,200,040
Income from the repurchase of convertible senior notes	—	—	622,109,001	95,342,376
Interest expense of convertible senior notes	—	(23,934,289)	(27,107,232)	(4,154,365)

	47,059,613	24,291,607	708,250,666	108,544,164